OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Other Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
		December 31,	December 31,
	Note	2022	2021
Balance at beginning of the year		$11,200	$4,767
Investment in marketable securities, at cost		2,305	3,753
FMV of investments received on asset disposal	10	-	9,851
Disposals		-	(9,288)
Gain (loss) on marketable securities		(3,470)	2,117
Balance at end of the year		10,035	11,200
Less: Current portion		8,647	11,200
Non-current marketable securities		$1,388	$-